INCOME TAXES (Schedule of Movement of Valuation Allowance) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement of valuation allowance
At the beginning of the year	$ 17,777,605	$ 18,238,463	$ 4,284,387
Tax loss expired	(3,039,002)	(1,732,828)	(500,181)
Liquidation of subsidiaries	(324,524)	(303,557)	(263,329)
Exchange realignment	(66,707)	541,242	17,069
Change in tax rate	37,653	920,005	(225,318)
Change for the year	4,096,308	114,280	14,925,835
At the end of the year	$ 18,481,333	$ 17,777,605	$ 18,238,463